Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Undrawn credit commitments
Financial guarantees, letters of credit and other credit substitutes	$ 15,795.0	$ 15,220.0	$ 14,747.0
Financial guarantees, letters of credit and other credit substitutes, percentage change from prior period	4.00%
Financial guarantees, letters of credit and other credit substitutes, percentage change from same period of prior year	7.00%
Performance-related contingencies	$ 6,300.0	5,393.0	4,835.0
Performance-related contingencies, percentage change from prior period	17.00%
Performance-related contingencies, percentage change from same period of prior year	30.00%
Remaining commitments to extend credit	$ 195,661.0	191,498.0	190,702.0
Remaining commitments to extend credit, percentage change from prior period	2.00%
Remaining commitments to extend credit, percentage change from same period of prior year	3.00%
Total undrawn credit commitments	$ 217,756.0	212,111.0	210,284.0
Total undrawn credit commitments, percentage change from prior period	3.00%
Total undrawn credit commitments, percentage change from same period of prior year	4.00%
Credit commitments to customers offered and accepted but still revocable	$ 6.6	$ 6.0	$ 6.8